Calamos Funds (Class A, B and C) | Calamos International Growth Fund
The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 21 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos International Growth Fund:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos International Growth Fund	Class A, Calamos International Growth Fund	Class B, Calamos International Growth Fund	Class C, Calamos International Growth Fund
Shareholder Fees Column [Text]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos International Growth Fund		Class A, Calamos International Growth Fund	Class B, Calamos International Growth Fund	Class C, Calamos International Growth Fund
Operating Expenses Column [Text]		CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)		1.17%	1.17%	1.17%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.25%	0.25%	0.25%
Total Annual Operating Expenses		1.67%	2.42%	2.42%
Expense Reimbursement	[1]	(0.27%)	(0.27%)	(0.27%)
Total Annual Operating Expenses After Reimbursement	[2]	1.40%	2.15%	2.15%
[1]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.
[2]	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example Calamos International Growth Fund (USD $)	Class A, Calamos International Growth Fund	Class B, Calamos International Growth Fund	Class C, Calamos International Growth Fund
Expense Example, By Year, Column [Text]	CLASS A	CLASS B	CLASS C
One Year	611	718	318
Three Years	926	1,001	701
Five Years	1,290	1,440	1,240
Ten Years	2,312	2,527	2,714

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Calamos International Growth Fund (USD $)	Class A, Calamos International Growth Fund	Class B, Calamos International Growth Fund	Class C, Calamos International Growth Fund
Expense Example, No Redemption, By Year, Column [Text]	CLASS A	CLASS B	CLASS C
One Year	611	218	218
Three Years	926	701	701
Five Years	1,290	1,240	1,240
Ten Years	2,312	2,527	2,714